Fair Value Measurements - Sensitivity to Changes in Significant Unobservable Inputs for Level 3 Valuations (Details) - Market Approach Valuation Technique - Level 3 - Recurring
MWh in Millions, BTU in Millions
	Dec. 31, 2016 USD ($) BTU MWh
Power Forward Contracts
Fair Value Inputs, Equity, Quantitative Information [Line Items]
Purchase (Sales), Quantity | MWh	8	[1]
Net Fair Value	$ 10,000,000	[1]
Financial Transmission Rights
Fair Value Inputs, Equity, Quantitative Information [Line Items]
Purchase (Sales), Quantity | MWh	19
Net Fair Value	$ (2,000,000)
Natural gas derivatives
Fair Value Inputs, Equity, Quantitative Information [Line Items]
Purchase (Sales), Quantity | BTU	73	[1]
Net Fair Value	$ (6,000,000)	[1]
Minimum | Power Forward Contracts
Fair Value Inputs, Equity, Quantitative Information [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs, Basis Spread	4.30	[1]
Minimum | Financial Transmission Rights
Fair Value Inputs, Equity, Quantitative Information [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs, Forward Price	0.00
Minimum | Natural gas derivatives
Fair Value Inputs, Equity, Quantitative Information [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs, Forward Price	2.00	[1]
Maximum | Power Forward Contracts
Fair Value Inputs, Equity, Quantitative Information [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs, Basis Spread	6.30	[1]
Maximum | Financial Transmission Rights
Fair Value Inputs, Equity, Quantitative Information [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs, Forward Price	6.00
Maximum | Natural gas derivatives
Fair Value Inputs, Equity, Quantitative Information [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs, Forward Price	$ 2.50	[1]

[1]	Represents forward financial and physical transactions at illiquid pricing locations and long-dated contracts.